Cost of Sales	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cost of Sales

6. COST OF SALES

		2020		2019		2018
Inventories at the beginning of the year		8,630,817		8,540,744		7,308,076
Finished products	614,789		759,654		399,619
Products in progress	1,919,671		1,872,214		1,581,371
Raw materials, materials, fuel and spare parts	6,096,357		5,908,876		5,327,086
Purchases and production expenses for the year		28,043,498		34,796,232		39.626.083
Inventories at the end of the year		(7,647,937)		(8,630,817)		(8,540,744)
Finished products	(471,045)		(614,789)		(759,654)
Products in progress	(899,962)		(1,919,671)		(1,872,214)
Raw materials, materials, fuel and spare parts	(6,276,930)		(6,096,357)		(5,908,876)

Cost of sales		29,026,378		34,706,159		38,393,415

The detail of the production costs is as follows:

	2020	2019	2018
Fees and compensation for services	620,385	667,308	698,292
Salaries, wages and social security contributions (1)	5,094,794	6,515,359	6,920,023
Transport and traveling expenses	192,606	240,804	297,299
Data processing	13,033	24,472	33,555
Taxes, duties, contributions and commissions	582,460	613,604	616,704
Depreciation and amortization	3,619,223	3,539,130	3,827,616
Preservation and maintenance costs	2,705,465	3,286,911	3,923,728
Communications	35,714	38,540	36,381
Leases	28,809	69,294	91,445
Employee benefits	111,871	143,947	147,862
Water, natural gas and energy services	8,546	15,408	12,282
Freight	2,026,915	2,465,000	3,121,482
Thermal energy	3,211,117	5,775,549	6,437,351
Insurance	95,963	114,216	79,793
Packaging	1,414,832	1,353,610	1,387,384
Electric power	2,705,470	3,633,421	4,093,427
Contractors	1,901,636	2,729,942	3,024,927
Tolls	109,168	4,332	8,338
Canon (concession fee)	38,306	38,650	37,867
Security	192,702	205,408	243,766
Others	390,106	459,402	458,138

Total	25,099,121	31,934,307	35,497,660

(1)	It includes, as of December 31, 2020, the Work and Production Assistance (“ATP”) received by Ferrosur Roca S.A., which amounted to approximately 95,879, as mentioned in Note 44.